INVESTMENTS - Schedule of Changes in Net Unrealized Appreciation (Depreciation) for Company's Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Fixed maturity securities - available for sale, held to maturity and short-term investments	$ 1,018	$ (203)
Equity method investments	0	18
Change in URA(D), pre-tax	1,018	(185)
Deferred tax benefit (expense)	(164)	76
Total URA(D) on securities arising during the period	$ 854	$ (109)